Acquisition (Tables)	12 Months Ended
Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition:

(in thousands)	December 13, 2021
Net Assets Acquired
Goodwill	$14,826
Identifiable intangible assets acquired
Customer relationships	671
Developed technology	8,487
Other	796
Deferred tax asset	892
Property and equipment	61
Net working capital acquired, net of cash acquired	(394)
Deferred tax liability	(2,568)
Total purchase consideration	$22,771